UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05206

Exact name of registrant as specified in charter:	Prudential Jennison Natural Resources Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2015

Date of reporting period:	7/31/2015

Item 1. Schedule of Investments

Prudential Jennison Natural Resources Fund, Inc.

Schedule of Investments

as of July 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.3%
COMMON STOCKS — 96.2%
Aluminum — 1.5%
Alcoa, Inc.	112,749	$1,112,833
Century Aluminum Co.*(a)	597,062	5,564,618
Constellium NV (Netherlands) (Class A Stock)*	2,780,985	30,868,933
Norsk Hydro ASA (Norway)	309,251	1,153,263

		38,699,647

Coal & Consumable Fuels — 1.0%
CONSOL Energy, Inc.(a)	1,684,835	27,833,474

Diversified Chemicals — 2.6%
BASF SE (Germany)	9,341	807,198
Dow Chemical Co. (The)	758,707	35,704,751
E.I. du Pont de Nemours & Co.	21,206	1,182,447
FMC Corp.	670,909	32,565,923

		70,260,319

Diversified Metals & Mining — 8.3%
Anglo American PLC (United Kingdom)	85,688	1,080,436
BHP Billiton Ltd. (Australia), ADR(a)	870,749	33,410,639
First Quantum Minerals Ltd. (Canada)	3,659,905	29,243,420
Freeport-McMoRan, Inc.	1,227,020	14,417,485
Glencore PLC (Switzerland)	12,306,641	39,874,804
Ivanhoe Mines Ltd. (Canada) (Class A Stock)*(a)	1,751,857	951,041
Ivanhoe Mines Ltd. (Canada) (Class A Stock), 144A*(b)	2,082,400	1,130,484
Lundin Mining Corp. (Canada)*	8,558,301	30,886,708
Northern Dynasty Minerals Ltd. (Canada)*(a)	1,850,769	575,219
Rio Tinto PLC (United Kingdom)	11,524	445,760
Rio Tinto PLC (United Kingdom), ADR(a)	840,838	32,473,164
South32 Ltd. (Australia), ADR*(a)	314,450	2,003,046
Southern Copper Corp. (Peru)(a)	1,179,346	32,856,580

		219,348,786

Fertilizers & Agricultural Chemicals — 1.3%
Potash Corp. of Saskatchewan, Inc. (Canada)	1,252,646	34,046,918

Gold — 6.0%
Agnico Eagle Mines Ltd. (Canada)	1,203,243	26,627,768
Alacer Gold Corp.	6,675,078	13,678,334
Algold Resources Ltd. (Canada), 144A*(b)	43,790	4,520
Axmin, Inc. (Canada)*	666,158	5,094
B2Gold Corp. (Canada)*(a)	10,406,122	11,298,462
Barrick Gold Corp. (Canada)	3,155,960	22,281,078
Eldorado Gold Corp. (Canada)	6,124,007	21,071,248
Goldcorp, Inc. (Canada)	61,579	817,769
Guyana Goldfields, Inc. (Canada), 144A*(b)	3,485,076	9,672,994
Guyana Goldfields, Inc. (Canada) Reg D*	1,817,935	5,045,765
Kinross Gold Corp. (Canada)*	498,377	907,046
Newmont Mining Corp.	63,344	1,087,616
Randgold Resources Ltd. (United Kingdom), ADR	775,660	46,826,594

		159,324,288

Integrated Oil & Gas — 4.5%
Chevron Corp.	6,992	618,652
Occidental Petroleum Corp.	709,875	49,833,225
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR(a)	17,528	1,007,509
Suncor Energy, Inc. (Canada)	2,460,591	69,290,243

		120,749,629

Oil & Gas Drilling — 2.4%
Independence Contract Drilling, Inc.*(a)	1,724,879	12,660,612
Patterson-UTI Energy, Inc.	2,314,397	38,152,834
Rowan Cos. PLC (Class A Stock)	779,022	13,422,549

		64,235,995

Oil & Gas Equipment & Services — 15.0%
Baker Hughes, Inc.	24,853	1,445,202
Cameron International Corp.*	1,414,335	71,367,344
Core Laboratories NV(a)	156,254	17,130,126
Dril-Quip, Inc.*	858,741	50,159,062
FMC Technologies, Inc.*	977,098	32,009,730
Halliburton Co.	2,009,167	83,963,089
National Oilwell Varco, Inc.	30,446	1,282,690
RPC, Inc.(a)	1,059,210	13,028,283
Schlumberger Ltd.	1,147,885	95,067,836
Superior Energy Services, Inc.	1,919,955	32,639,235

		398,092,597

Oil & Gas Exploration & Production — 37.7%
Africa Oil Corp. (Canada)*(a)	1,685,585	2,551,866
Africa Oil Corp. (Canada) Reg D*	205,152	310,587
Anadarko Petroleum Corp.	1,579,397	117,428,167
Antero Resources Corp.*(a)	857,611	23,592,879
Bankers Petroleum Ltd. (Canada)*	3,470,638	6,766,928
Cabot Oil & Gas Corp.	46,614	1,219,422
Canadian Natural Resources Ltd. (Canada)	18,437	449,494
Cimarex Energy Co.	546,470	56,898,456
Cobalt International Energy, Inc.*	2,382,682	18,370,478
Concho Resources, Inc.*	1,071,813	114,212,393
ConocoPhillips	21,653	1,090,012
Continental Resources, Inc.*	27,271	911,124
Crew Energy, Inc. (Canada)*	2,174,345	7,980,163
Devon Energy Corp.	1,475,047	72,896,823
EOG Resources, Inc.	1,094,201	84,461,375
EQT Corp.	12,294	944,794
Genel Energy PLC (United Kingdom)*	1,900,281	10,981,491
Gulfport Energy Corp.*	848,406	27,793,781
Hess Corp.	530,119	31,282,322
Kosmos Energy Ltd.*	1,595,456	11,487,283
Laredo Petroleum, Inc.*	1,944,203	16,661,820
Lekoil Ltd. (Nigeria)*	14,524,211	5,103,377
Lekoil Ltd. (Nigeria) Reg D*	4,372,838	1,536,486
Marathon Oil Corp.	2,241,777	47,099,735
MEG Energy Corp. (Canada)*	888,628	9,525,989
MEG Energy Corp. (Canada), 144A*(b)	752,400	8,065,641
Mobius Resources, Inc. (Canada)*	637,992	58,538
Mobius Resources, Inc. (Canada) Reg D*	1,304,999	119,738
Newfield Exploration Co.*	1,064,493	34,904,725
Noble Energy, Inc.	2,281,509	80,377,562
NuVista Energy Ltd. (Canada)*	1,899,031	7,652,172
Oasis Petroleum, Inc.*(a)	853,623	8,220,390
Oil Search Ltd. (Australia)	3,148,716	17,129,795
PDC Energy, Inc.*(a)	1,031,897	48,447,564
Pioneer Natural Resources Co.	236,326	29,959,047
Range Resources Corp.	1,114,097	43,828,576
Rice Energy, Inc.*(a)	1,321,133	23,846,451
Seven Generations Energy Ltd. (Canada) (Class A Stock)*(a)	272,894	3,067,280
Seven Generations Energy Ltd. (Canada) (Class A Stock), 144A*(b)	662,575	7,447,224
Whiting Petroleum Corp.*	814,970	16,698,735

		1,001,380,683

Oil & Gas Refining & Marketing — 6.6%
Marathon Petroleum Corp.	1,464,811	80,081,217
Phillips 66	863,297	68,632,112
Valero Energy Corp.	22,743	1,491,941
Western Refining, Inc.	586,470	25,898,515

		176,103,785

Oil & Gas Storage & Transportation — 3.1%
Cheniere Energy, Inc.*	20,457	1,410,919
Euronav NV (Belgium)	1,223,632	18,574,734
Kinder Morgan, Inc.	881,174	30,523,867
Williams Cos., Inc. (The)	582,428	30,565,822

		81,075,342

Packaged Foods & Meats — 0.5%
Adecoagro SA (Luxembourg)*	1,629,930	14,098,894

Paper Packaging — 0.6%
Packaging Corp. of America	205,844	14,571,697

Precious Metals & Minerals — 0.5%
Lonmin PLC (United Kingdom), 144A(a)(b)	136,907	111,285
Platinum Group Metals Ltd. (Canada)*(a)	5,674,802	1,702,441
Sedibelo Platinum Mines Ltd. (South Africa), Private Placement (original cost $4,469,143; purchased 11/27/07)*(b)(c)	523,100	40,475
Tahoe Resources, Inc.	948,404	7,715,731
Tahoe Resources, Inc., 144A(b)	506,600	4,121,439

		13,691,371

Renewable Electricity — 1.1%
NextEra Energy Partners LP(a)	274,274	9,786,096
TerraForm Power, Inc. (Class A Stock)	675,776	20,381,404

		30,167,500

Silver — 0.5%
Silver Wheaton Corp. (Canada)	1,059,571	13,859,189

Specialty Chemicals — 1.6%
Ashland, Inc.	5,038	575,944
Cytec Industries, Inc.	242,367	17,990,902
Ecolab, Inc.	6,322	732,151
Flotek Industries, Inc.*(a)	1,273,529	21,802,817
PPG Industries, Inc.	12,460	1,350,415

		42,452,229

Steel — 1.4%
ArcelorMittal (Luxembourg), ADR(a)	151,808	1,369,308
Nucor Corp.	30,236	1,334,617
Reliance Steel & Aluminum Co.	580,866	35,200,480

		37,904,405

TOTAL COMMON STOCKS (cost $2,704,684,819)		2,557,896,748

CONVERTIBLE PREFERRED STOCKS — 0.1%
Diversified Metals & Mining
Manabi SA (Class A Preferred) (Brazil), Private Placement (original cost $22,988,745; purchased 05/25/11), 144A*(b)(c)	18,340	1,780,034
Manabi SA (Class B Preferred) (Brazil), Private Placement (original cost $9,262,957; purchased 08/21/12), 144A*(b)(c)	7,336	712,014

TOTAL CONVERTIBLE PREFERRED STOCKS (cost $32,251,702)		2,492,048

TOTAL LONG-TERM INVESTMENTS (cost $2,736,936,521)		2,560,388,796

SHORT-TERM INVESTMENT — 9.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $264,284,495; includes $162,856,527 of cash collateral for securities on loan)(d)(e)	264,284,495	264,284,495

TOTAL INVESTMENTS — 106.2% (cost $3,001,221,016)(f)		2,824,673,291
Liabilities in excess of other assets — (6.2)%		(166,056,471)

NET ASSETS — 100.0%		$2,658,616,820

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
Reg D	Security was purchased pursuant to Regulation D under the Securities Act of 1933, providing exemption from the registration requirements. Unless otherwise noted, Regulation D securities are deemed to be liquid.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $155,869,636; cash collateral of $162,856,527 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Indicates a security or securities that have been deemed illiquid.
(c)	Indicates a restricted security; the aggregate cost of the restricted securities is $36,720,845. The aggregate value of $2,532,523, is approximately 0.1% of net assets.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	The United States federal income tax basis of investments and net unrealized depreciation were as follows:

Tax Basis	$3,055,324,928

Appreciation	450,255,178
Depreciation	(680,906,815)

Net Unrealized Depreciation	$(230,651,637)

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aluminum	$37,546,384	$1,153,263	$—
Coal & Consumable Fuels	27,833,474	—	—
Diversified Chemicals	69,453,121	807,198	—
Diversified Metals & Mining	176,817,302	42,531,484	—
Fertilizers & Agricultural Chemicals	34,046,918	—	—
Gold	144,605,529	14,718,759	—
Integrated Oil & Gas	120,749,629	—	—
Oil & Gas Drilling	64,235,995	—	—
Oil & Gas Equipment & Services	398,092,597	—	—
Oil & Gas Exploration & Production	958,444,155	42,936,528	—
Oil & Gas Refining & Marketing	176,103,785	—	—
Oil & Gas Storage & Transportation	81,075,342	—	—
Packaged Foods & Meats	14,098,894	—	—
Paper Packaging	14,571,697	—	—
Precious Metals & Minerals	13,539,611	111,285	40,475
Renewable Electricity	30,167,500	—	—
Silver	13,859,189	—	—
Specialty Chemicals	42,452,229	—	—
Steel	37,904,405	—	—
Convertible Preferred Stocks
Diversified Metals & Mining	—	—	2,492,048
Affiliated Money Market Mutual Fund	264,284,495	—	—

Total	$2,719,882,251	$102,258,517	$2,532,523

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund invests in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Subject to guidelines adapted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Jennison Natural Resources Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date September 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date September 17, 2015

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date September 17, 2015

*	Print the name and title of each signing officer under his or her signature.